Deferred income tax - Additional information (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Tax effect from change in tax rate		£ 7	£ 4	£ 9
Deferred tax liability (asset)		£ 468	66	57
Utilisation period for deferred tax assets		10 years
2023-2039
Deferred income tax
Tax losses for which deferred tax assets not recognized		£ 74	8
Tax losses
Deferred income tax
Deferred tax liability (asset)		(23)	(14)	£ (18)
Unremitted earnings from subsidiaries
Deferred income tax
Deferred tax liability (asset)		£ 5	£ 5
UK
Deferred income tax
UK corporation tax rate	25.00%	19.00%	19.00%	19.00%
Tax effect from change in tax rate		£ 5
Tax losses for which deferred tax assets not recognized		120	£ 41
Capital losses carried forward on which no deferred tax asset is recognised		276	276
UK | Tax losses
Deferred income tax
Deferred tax liability (asset)		(18)	(12)
Certain jurisdictions
Deferred income tax
Tax losses for which deferred tax assets not recognized		£ 230	£ 82